Significant Accounting Estimates and Assumptions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of changes in accounting estimates [Abstract]
Three stages of credit risk deterioration since initial recognition

IFRS 9 requires entities to measure allowance for credit losses equal to 12-month expected credit losses or lifetime expected credit losses after classifying financial assets into one of the three stages, which depends on the degree of increase in credit risk after their initial recognition.

	Stage 1	Stage 2	Stage 3
	Credit risk has not significantly increased since initial recognition(*)	Credit risk has significantly increased since initial recognition	Credit impaired
Allowance for expected credit losses	Expected 12-month credit losses: Expected credit losses due to possible defaults on financial instruments within a 12-month period from the year-end.	Expected lifetime credit losses: Expected credit losses from all possible defaults during the expected lifetime of the financial instruments.

(*)	Credit risk may be considered not to have been significantly increased when credit risk is low at year-end.

Correlation between credit risk and macroeconomic indicators
Development of prediction models by analyzing the correlation between default rates of corporate and retail exposures per year and macroeconomic indicators

Major macroeconomic indicators	Correlation between credit risk and macroeconomic indicators
GDP growth rate	Negative(-) Correlation
Home price index	Negative(-) Correlation
Consumer price index	Negative(-) Correlation

Sensitivity anaysis on expected credit loss allowance due to changes in macroeconomic indicatiors

Calculation of predicted default rate incorporating future economic forecasts by applying estimated macroeconomic indicators provided by verified institutions such as Bank of Korea and National Assembly Budget Office to the prediction model developed

The results of Woori Bank’s sensitivity analysis on expected credit loss allowance due to changes in macroeconomic indicators as of December 31, 2020 are as follows (Unit: Korean Won in millions):

			December 31, 2020
Corporate	GDP growth rate	Increase by 1% point	(86,086)
		Decrease by 1% point	96,177
Retail	Consumer Price Index	Increase by 1% point	(15,807)
		Decrease by 1% point	17,119

Economic outlook of each major macroeconomic indicator

The Economic outlook of each major macroeconomic indicator for the year 2021 is as follows:

Major macroeconomic indicators	Basic Scenario	Upside Scenario	Downside Scenario
GDP growth rate	3.00%	3.19%	2.66%
Consumer Price Index	1.00%	1.07%	0.88%
Home Price Index	100.98	101.09	100.78

Woori Bank's probability weights for multiple economic scenario	Woori Bank’s probability weights for multiple economic scenario are as follows:

Basic Scenario	Upside Scenario	Downside Scenario
47.46%	14.33%	38.21%

Sensitivity analysis results on the Bank's expected credit losses

Assuming the probability weight for upside and downside scenario is 100% and all others remain the same, the Bank considered multiple economic scenario in applying the future economic forecast information to measure expected credit losses. The sensitivity analysis results on the Bank’s expected credit losses is as follows (Unit: Korean Won in millions):

Scenario	Difference from carrying amount
Upside	(31,141)
Downside	30,642

Determining significant increase in credit risk, and the applied methodology

At the end of every reporting period, the Group evaluates whether credit risk reflecting forward-looking information has significantly been increased since the date of initial recognition. When evaluating whether credit risk has significantly been increased, the changes in the probability of default over the financial instrument’s remaining life is used instead of changes in the amount of expected credit losses.

The Bank performs the above evaluation with distinctions made to corporate and retail exposures, and indicators of significant increase in credit risk are as follows:

Corporate Exposures	Retail Exposures
Asset quality level ‘Precautionary’ or lower	Asset quality level ‘Precautionary’ or lower
More than 30 days past due	More than 30 days past due
‘Warning’ level in early warning system	Significant decrease in credit rating(*)
Debtor experiencing financial difficulties (Capital impairment, Adverse opinion or Disclaimer of opinion by external auditors)	Deferment of repayment of principal and interest
Significant decrease in credit rating(*)	Deferment of interest
Deferment of repayment of principal and interest
Deferment of interest

(*)

Determining whether there has been a significant decrease in the credit rating of corporate and retail exposures applies only to credit ratings that are measured through 12-month expected credit loss. The Woori Bank, which is an important subsidiary of the Group, has applied the above indicators of significant decrease in credit rating since initial recognition as follows, and the estimation method is regularly being monitored.

Indicators of credit rating with significant increase in credit risk after initial recognition
	Credit rating		Significant increased indicator of the credit rating
Corporate		AAA ~ A+		More than or equal to 4 steps
		A- ~ BBB		More than or equal to 3 steps
		BBB- ~ BB+		More than or equal to 2 steps
		BB ~ BB-		More than or equal to 1 step
Retail		1 ~ 3		More than or equal to 3 steps
		4 ~ 5		More than or equal to 2 steps
		6 ~ 10		More than or equal to 1 step

The Group sees no significant increase in credit risk after initial recognition for debt securities, etc. with a credit rating of A + or higher, which are deemed to have low credit risk at the end of the reporting period